CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from (used in) operating activities
Net loss for the year		$ (997,369)	$ (826,840)	$ (1,283,440)
Items not affecting cash:
Depreciation	[1]	412	2,508	2,822
(Gain) on disposal of equipment		(8,635)	(19,181)	0
Flow-through share premium recovery		(149,658)	0	0
Share-based payments	[2]	162,208	67,490	0
Write-off of investment in associates - royalty interest	[3]	560,139	0	0
Write-down of exploration and evaluation assets	[4]	0	263,937	583,776
Changes in non-cash working capital items:
Receivables		(36,386)	(5,847)	1,577
VAT Receivables		(5,900)	(4,909)	(25,448)
Prepaid expenses		(315,597)	12,012	(7,302)
Accounts payable and accrued liabilities		(2,947)	14,631	7,283
Due to related parties		(6,441)	206,448	(116,291)
Funds held for optionee		29,546	0	0
Net cash (used in) operating activities		(770,628)	(289,751)	(837,023)
Cash flows from (used in) investing activities
Sale / (purchase) of equipment		8,652	24,983	(1,702)
Exploration and evaluation assets		(712,345)	(474,387)	(390,633)
Net cash (used in) investing activities		(703,693)	(449,404)	(392,335)
Cash flows from (used in) financing activities
Proceeds from issuance of common shares		1,967,700	750,000	875,000
Proceeds from exercise of finder's warrants		0	15,500	22,188
Share issue costs		(141,008)	(57,272)	(54,415)
Net cash provided by financing activities		1,826,692	708,228	842,773
Effect of exchange rate changes on cash		(6,440)	208	2,204
Change in cash for the year		345,931	(30,719)	(384,381)
Cash, beginning of the year		6,599	37,318	421,699
Cash, end of the year		$ 352,530	$ 6,599	$ 37,318

[1]	Note 4.
[2]	Note 9.
[3]	Note 6.
[4]	Note 5.